Innovator Gradient Tactical Rotation Strategy ETF
Schedule of Investments
January 31, 2025 (Unaudited)

COMMON STOCKS - 97.6%	Shares	Value
Advertising - 0.1%
Interpublic Group of Cos., Inc.	840	$24,083
Omnicom Group, Inc. (a)	442	38,361
		62,444

Aerospace/Defense - 1.8%
Boeing Co. (b)	1,687	297,789
General Dynamics Corp.	583	149,819
General Electric Co.	2,443	497,322
Howmet Aerospace, Inc.	918	116,201
L3Harris Technologies, Inc.	430	91,164
Lockheed Martin Corp.	477	220,827
Northrop Grumman Corp.	309	150,566
RTX Corp.	3,006	387,624
TransDigm Group, Inc.	127	171,874
		2,083,186

Agriculture - 0.6%
Altria Group, Inc.	3,826	199,832
Archer-Daniels-Midland Co.	1,080	55,328
Bunge Global SA	316	24,057
Philip Morris International, Inc.	3,509	456,872
		736,089

Airlines - 0.2%
Delta Air Lines, Inc.	1,449	97,474
Southwest Airlines Co. (a)	1,355	41,612
United Airlines Holdings, Inc. (b)	742	78,534
		217,620

Apparel - 0.3%
Deckers Outdoor Corp. (b)	344	61,012
NIKE, Inc. - Class B	2,687	206,630
Ralph Lauren Corp.	93	23,222
Tapestry, Inc.	527	38,440
		329,304

Auto Manufacturers - 2.6%
Cummins, Inc.	310	110,438
Ford Motor Co.	8,810	88,805
General Motors Co.	2,483	122,809
PACCAR, Inc.	1,185	131,393
Tesla, Inc. (b)	6,304	2,550,598
		3,004,043

Auto Parts & Equipment - 0.0%(c)
Aptiv PLC (b)	532	33,207
BorgWarner, Inc. (a)	494	15,759
		48,966

Banks - 4.5%
Bank of America Corp.	15,066	697,556
Bank of New York Mellon Corp.	1,643	141,183
Citigroup, Inc.	4,269	347,625
Citizens Financial Group, Inc.	996	47,380
Fifth Third Bancorp	1,514	67,085
Goldman Sachs Group, Inc.	709	454,044
Huntington Bancshares, Inc./OH	3,279	56,399
JPMorgan Chase & Co.	6,353	1,698,157
KeyCorp	2,237	40,221
M&T Bank Corp.	375	75,465
Morgan Stanley	2,801	387,742
Northern Trust Corp.	449	50,418
PNC Financial Services Group, Inc.	897	180,252
Regions Financial Corp.	2,051	50,537
State Street Corp.	662	67,272
Truist Financial Corp.	2,997	142,717
US Bancorp	3,521	168,233
Wells Fargo & Co.	7,515	592,182
		5,264,468

Beverages - 1.1%
Brown-Forman Corp. - Class B (a)	412	13,600
Coca-Cola Co.	8,750	555,450
Constellation Brands, Inc. - Class A	354	64,003
Keurig Dr Pepper, Inc.	2,542	81,598
Molson Coors Beverage Co. - Class B (a)	395	21,626
Monster Beverage Corp. (b)	1,581	77,011
PepsiCo, Inc.	3,098	466,838
		1,280,126

Biotechnology - 1.1%
Amgen, Inc.	1,214	346,500
Biogen, Inc. (b)	330	47,497
Corteva, Inc.	1,553	101,364
Gilead Sciences, Inc.	2,814	273,521
Incyte Corp. (b)	363	26,920
Moderna, Inc. (a)(b)	765	30,156
Regeneron Pharmaceuticals, Inc. (b)	239	160,842
Vertex Pharmaceuticals, Inc. (b)	582	268,698
		1,255,498

Building Materials - 0.6%
Builders FirstSource, Inc. (b)	262	43,827
Carrier Global Corp.	1,884	123,176
Johnson Controls International PLC	1,508	117,624
Lennox International, Inc. (a)	74	43,839
Martin Marietta Materials, Inc.	139	75,633
Masco Corp.	487	38,609
Mohawk Industries, Inc. (b)	118	14,431
Trane Technologies PLC	508	184,277
Vulcan Materials Co.	298	81,697
		723,113

Chemicals - 1.2%
Air Products and Chemicals, Inc.	502	168,300
Albemarle Corp. (a)	267	22,479
Celanese Corp.	248	17,618
CF Industries Holdings, Inc.	393	36,239
Dow, Inc.	1,580	61,699
DuPont de Nemours, Inc.	944	72,499
Eastman Chemical Co.	264	26,308
Ecolab, Inc.	569	142,358
FMC Corp.	282	15,730
International Flavors & Fragrances, Inc.	578	50,338
Linde PLC	1,075	479,579
LyondellBasell Industries NV - Class A	587	44,436
Mosaic Co.	718	20,025
PPG Industries, Inc.	525	60,574
Sherwin-Williams Co.	524	187,676
		1,405,858

Commercial Services - 1.5%
Automatic Data Processing, Inc.	921	279,072
Cintas Corp.	774	155,241
Corpay, Inc. (b)	159	60,498
Equifax, Inc.	280	76,939
Global Payments, Inc.	575	64,889
MarketAxess Holdings, Inc.	87	19,195
Moody's Corp.	353	176,302
PayPal Holdings, Inc. (b)	2,263	200,457
Quanta Services, Inc. (a)	334	102,742
Rollins, Inc.	636	31,482
S&P Global, Inc.	718	374,372
United Rentals, Inc.	149	112,951
Verisk Analytics, Inc.	319	91,693
		1,745,833

Computers - 8.7%
Accenture PLC - Class A	1,411	543,164
Apple, Inc.	34,114	8,050,904
Cognizant Technology Solutions Corp. - Class A	1,119	92,441
Crowdstrike Holdings, Inc. - Class A (a)(b)	526	209,385
Dell Technologies, Inc. - Class C	694	71,898
EPAM Systems, Inc. (b)	128	32,507
Fortinet, Inc. (b)	1,437	144,965
Gartner, Inc. (b)	176	95,538
Hewlett Packard Enterprise Co.	2,932	62,129
HP, Inc.	2,176	70,720
International Business Machines Corp.	2,088	533,902
Leidos Holdings, Inc.	301	42,751
NetApp, Inc.	463	56,532
Seagate Technology Holdings PLC	478	46,060
Super Micro Computer, Inc. (a)(b)	1,137	32,427
Western Digital Corp. (a)(b)	781	50,867
		10,136,190

Cosmetics/Personal Care - 1.0%
Colgate-Palmolive Co.	1,843	159,788
Estee Lauder Cos., Inc. - Class A	528	44,051
Kenvue, Inc.	4,326	92,100
Procter & Gamble Co.	5,317	882,569
		1,178,508

Distribution/Wholesale - 0.3%
Copart, Inc. (b)	1,980	114,702
Fastenal Co.	1,293	94,699
LKQ Corp.	587	21,948
Pool Corp.	88	30,294
WW Grainger, Inc.	100	106,267
		367,910

Diversified Financial Services - 4.1%
American Express Co.	1,258	399,352
Ameriprise Financial, Inc.	220	119,539
Apollo Global Management, Inc. (a)	1,011	172,861
Blackrock, Inc.	329	353,839
Capital One Financial Corp.	862	175,598
Cboe Global Markets, Inc.	238	48,631
Charles Schwab Corp.	3,375	279,180
CME Group, Inc.	815	192,764
Discover Financial Services	567	114,018
Franklin Resources, Inc.	698	15,523
Intercontinental Exchange, Inc.	1,296	207,140
Invesco Ltd.	1,014	19,499
Mastercard, Inc. - Class A	1,850	1,027,545
Nasdaq, Inc.	934	76,906
Raymond James Financial, Inc.	414	69,751
Synchrony Financial	879	60,633
T Rowe Price Group, Inc. (a)	502	58,694
Visa, Inc. - Class A	3,901	1,333,362
		4,724,835

Electric - 2.2%
AES Corp.	1,605	17,655
Alliant Energy Corp.	580	34,150
Ameren Corp.	604	56,897
American Electric Power Co., Inc.	1,202	118,229
CenterPoint Energy, Inc.	1,472	47,943
CMS Energy Corp.	675	44,550
Consolidated Edison, Inc. (a)	783	73,398
Constellation Energy Corp.	707	212,086
Dominion Energy, Inc. (a)	1,897	105,454
DTE Energy Co.	468	56,104
Duke Energy Corp.	1,745	195,423
Edison International	874	47,196
Entergy Corp.	969	78,567
Evergy, Inc.	520	33,368
Eversource Energy	829	47,817
Exelon Corp.	2,269	90,760
FirstEnergy Corp. (a)	1,159	46,128
NextEra Energy, Inc.	4,642	332,182
NRG Energy, Inc.	459	47,020
PG&E Corp.	4,934	77,217
Pinnacle West Capital Corp. (a)	258	22,436
PPL Corp.	1,665	55,944
Public Service Enterprise Group, Inc.	1,125	93,982
Sempra	1,431	118,673
Southern Co.	2,474	207,692
Vistra Corp.	768	129,047
WEC Energy Group, Inc.	715	70,971
Xcel Energy, Inc.	1,296	87,091
		2,547,980

Electrical Components & Equipment - 0.5%
AMETEK, Inc.	523	96,525
Eaton Corp. PLC	893	291,511
Emerson Electric Co. (a)	1,288	167,376
Generac Holdings, Inc. (b)	135	20,159
		575,571

Electronics - 0.9%
Allegion PLC	196	26,015
Amphenol Corp. - Class A	2,722	192,663
Fortive Corp.	784	63,763
Garmin Ltd.	348	75,116
Honeywell International, Inc.	1,469	328,645
Hubbell, Inc.	121	51,184
Jabil, Inc.	257	41,739
Keysight Technologies, Inc. (b)	392	69,913
Mettler-Toledo International, Inc. (b)	49	66,857
TE Connectivity PLC	676	100,028
Trimble, Inc. (b)	553	41,453
		1,057,376

Energy-Alternate Sources - 0.1%
Enphase Energy, Inc. (a)(b)	305	18,996
First Solar, Inc. (b)	243	40,707
		59,703

Engineering & Construction - 0.0%(c)
Jacobs Solutions, Inc.	281	39,377

Entertainment - 0.1%
Caesars Entertainment, Inc. (b)	479	17,268
Live Nation Entertainment, Inc. (a)(b)	355	51,361
		68,629

Environmental Control - 0.3%
Pentair PLC	373	38,673
Republic Services, Inc.	460	99,760
Veralto Corp.	558	57,691
Waste Management, Inc.	826	181,935
		378,059

Food - 0.7%
Conagra Brands, Inc.	1,078	27,909
General Mills, Inc.	1,255	75,476
Hershey Co. (a)	334	49,849
Hormel Foods Corp.	656	19,667
J M Smucker Co.	242	25,867
Kellanova	608	49,692
Kraft Heinz Co.	1,993	59,471
Kroger Co.	1,503	92,645
Lamb Weston Holdings, Inc. (a)	322	19,301
McCormick & Co., Inc./MD	569	43,944
Mondelez International, Inc. - Class A	3,019	175,072
Sysco Corp.	1,108	80,795
The Campbell's Co. (a)	445	17,253
Tyson Foods, Inc. - Class A	645	36,436
		773,377

Forest Products & Paper - 0.0%(c)
International Paper Co. (a)	785	43,670

Gas - 0.1%
Atmos Energy Corp.	352	50,164
NiSource, Inc.	1,054	39,314
		89,478

Hand/Machine Tools - 0.1%
Snap-on, Inc.	119	42,263
Stanley Black & Decker, Inc.	349	30,736
		72,999

Healthcare-Products - 3.2%
Abbott Laboratories	3,916	500,974
Agilent Technologies, Inc.	649	98,336
Align Technology, Inc. (b)	160	35,058
Baxter International, Inc.	1,153	37,542
Bio-Techne Corp.	360	26,478
Boston Scientific Corp. (b)	3,327	340,552
Cooper Cos., Inc. (b)	452	43,641
Danaher Corp.	1,453	323,641
Edwards Lifesciences Corp. (b)	1,332	96,503
GE HealthCare Technologies, Inc.	1,032	91,126
Hologic, Inc. (b)	525	37,873
IDEXX Laboratories, Inc. (b)	185	78,079
Insulet Corp. (b)	160	44,541
Intuitive Surgical, Inc. (b)	805	460,363
Medtronic PLC	2,895	262,924
ResMed, Inc. (a)	332	78,412
Revvity, Inc. (a)	277	34,938
Solventum Corp. (b)	312	23,107
STERIS PLC	224	49,425
Stryker Corp.	775	303,250
Teleflex, Inc.	105	18,925
Thermo Fisher Scientific, Inc.	864	516,456
Waters Corp. (b)	135	56,090
West Pharmaceutical Services, Inc.	165	56,356
Zimmer Biomet Holdings, Inc.	451	49,375
		3,663,965

Healthcare-Services - 1.8%
Centene Corp. (b)	1,140	72,994
Charles River Laboratories International, Inc. (a)(b)	116	19,112
Cigna Group	630	185,352
DaVita, Inc. (a)(b)	102	17,972
Elevance Health, Inc.	524	207,347
HCA Healthcare, Inc.	413	136,253
Humana, Inc.	274	80,345
IQVIA Holdings, Inc. (b)	390	78,531
Labcorp Holdings, Inc.	189	47,212
Molina Healthcare, Inc. (b)	130	40,353
Quest Diagnostics, Inc.	254	41,428
UnitedHealth Group, Inc.	2,078	1,127,294
Universal Health Services, Inc. - Class B	133	25,079
		2,079,272

Home Builders - 0.2%
DR Horton, Inc.	659	93,512
Lennar Corp. - Class A	540	70,870
NVR, Inc. (a)(b)	7	56,113
PulteGroup, Inc.	463	52,680
		273,175

Household Products/Wares - 0.2%
Avery Dennison Corp.	183	33,989
Church & Dwight Co., Inc.	553	58,353
Clorox Co.	280	44,430
Kimberly-Clark Corp.	753	97,867
		234,639

Insurance - 3.7%
Aflac, Inc.	1,129	121,232
Allstate Corp.	599	115,206
American International Group, Inc.	1,409	103,787
Aon PLC - Class A	488	180,960
Arch Capital Group Ltd.	846	78,737
Arthur J Gallagher & Co.	564	170,227
Assurant, Inc.	116	24,962
Berkshire Hathaway, Inc. - Class B (b)	4,139	1,939,825
Brown & Brown, Inc.	537	56,202
Chubb Ltd.	847	230,282
Cincinnati Financial Corp.	354	48,516
Erie Indemnity Co. - Class A (a)	58	23,371
Everest Group Ltd.	97	33,709
Globe Life, Inc.	190	23,197
Hartford Financial Services Group, Inc.	655	73,065
Loews Corp.	409	34,949
Marsh & McLennan Cos., Inc.	1,108	240,303
MetLife, Inc.	1,313	113,588
Principal Financial Group, Inc.	476	39,246
Progressive Corp.	1,323	326,040
Prudential Financial, Inc.	805	97,212
Travelers Cos., Inc.	513	125,777
W R Berkley Corp.	680	40,004
Willis Towers Watson PLC	228	75,141
		4,315,538

Internet - 13.5%
Airbnb, Inc. - Class A (b)	978	128,284
Alphabet, Inc. - Class A	13,187	2,690,412
Alphabet, Inc. - Class C	10,742	2,208,555
Amazon.com, Inc. (b)	21,121	5,020,039
Booking Holdings, Inc.	77	364,792
CDW Corp./DE	301	59,941
eBay, Inc.	1,082	73,014
Expedia Group, Inc. (b)	278	47,524
F5, Inc. (b)	132	39,238
Gen Digital, Inc.	1,224	32,938
GoDaddy, Inc. - Class A (b)	317	67,410
Match Group, Inc. (a)	567	20,242
Meta Platforms, Inc. - Class A	4,921	3,391,455
Netflix, Inc. (b)	966	943,550
Palo Alto Networks, Inc. (b)	1,477	272,388
Uber Technologies, Inc. (b)	4,754	317,805
VeriSign, Inc. (b)	187	40,205
		15,717,792

Iron/Steel - 0.1%
Nucor Corp.	531	68,196
Steel Dynamics, Inc.	320	41,024
		109,220

Leisure Time - 0.2%
Carnival Corp. (b)	2,345	64,886
Norwegian Cruise Line Holdings Ltd. (b)	994	28,180
Royal Caribbean Cruises Ltd. (a)	558	148,763
		241,829

Lodging - 0.3%
Hilton Worldwide Holdings, Inc.	552	141,351
Las Vegas Sands Corp. (a)	787	36,068
Marriott International, Inc./MD - Class A	522	151,688
MGM Resorts International (b)	511	17,619
Wynn Resorts Ltd. (a)	209	18,152
		364,878

Machinery-Construction & Mining - 0.6%
Caterpillar, Inc.	1,091	405,241
GE Vernova, Inc.	624	232,677
		637,918

Machinery-Diversified - 0.7%
Deere & Co.	575	274,022
Dover Corp.	310	63,141
IDEX Corp.	172	38,581
Ingersoll Rand, Inc.	911	85,452
Nordson Corp.	123	27,087
Otis Worldwide Corp.	903	86,164
Rockwell Automation, Inc.	257	71,557
Westinghouse Air Brake Technologies Corp.	388	80,673
Xylem, Inc./NY	550	68,222
		794,899

Media - 0.9%
Charter Communications, Inc. - Class A (a)(b)	219	75,662
Comcast Corp. - Class A	8,615	289,981
FactSet Research Systems, Inc.	88	41,748
Fox Corp. - Class A (a)	500	25,590
Fox Corp. - Class B	298	14,483
News Corp. - Class A	855	24,043
News Corp. - Class B (a)	253	8,007
Paramount Global - Class B (a)	1,343	14,612
Walt Disney Co. (a)	4,088	462,189
Warner Bros Discovery, Inc. (b)	5,038	52,597
		1,008,912

Mining - 0.2%
Freeport-McMoRan, Inc.	3,243	116,262
Newmont Corp.	2,571	109,833
		226,095

Miscellaneous Manufacturing - 0.7%
3M Co.	1,230	187,206
A O Smith Corp.	271	18,238
Axon Enterprise, Inc. (b)	165	107,610
Illinois Tool Works, Inc.	608	157,569
Parker-Hannifin Corp.	291	205,752
Teledyne Technologies, Inc. (b)	105	53,690
Textron, Inc.	420	32,134
		762,199

Office-Business Equipment - 0.0%(c)
Zebra Technologies Corp. - Class A (b)	117	45,857

Oil & Gas - 2.5%
APA Corp. (a)	834	18,290
Chevron Corp.	3,772	562,745
ConocoPhillips	2,921	288,682
Coterra Energy, Inc.	1,662	46,071
Devon Energy Corp.	1,482	50,536
Diamondback Energy, Inc.	423	69,524
EOG Resources, Inc.	1,270	159,753
EQT Corp.	1,348	68,910
Exxon Mobil Corp.	9,920	1,059,754
Hess Corp.	626	87,033
Marathon Petroleum Corp.	727	105,931
Occidental Petroleum Corp.	1,526	71,188
Phillips 66	932	109,855
Texas Pacific Land Corp. (a)	44	57,075
Valero Energy Corp.	716	95,228
		2,850,575

Oil & Gas Services - 0.2%
Baker Hughes Co.	2,233	103,120
Halliburton Co.	1,983	51,598
Schlumberger NV	3,189	128,453
		283,171

Packaging & Containers - 0.2%
Amcor PLC (a)	3,262	31,707
Ball Corp.	675	37,598
Packaging Corp. of America	202	42,957
Smurfit WestRock PLC (a)	1,115	59,195
		171,457

Pharmaceuticals - 4.4%
AbbVie, Inc.	3,988	733,393
Becton Dickinson & Co.	653	161,683
Bristol-Myers Squibb Co.	4,578	269,873
Cardinal Health, Inc.	548	67,766
Cencora, Inc.	396	100,667
CVS Health Corp.	2,841	160,460
Dexcom, Inc. (b)	882	76,584
Eli Lilly & Co.	1,779	1,442,911
Henry Schein, Inc. (b)	282	22,560
Johnson & Johnson	5,434	826,783
McKesson Corp.	287	170,693
Merck & Co., Inc.	5,709	564,164
Pfizer, Inc.	12,789	339,164
Viatris, Inc.	2,693	30,377
Zoetis, Inc.	1,019	174,147
		5,141,225

Pipelines - 0.4%
Kinder Morgan, Inc.	4,362	119,868
ONEOK, Inc.	1,319	128,167
Targa Resources Corp.	492	96,825
Williams Cos., Inc.	2,753	152,599
		497,459

Private Equity - 0.5%
Blackstone, Inc.	1,631	288,866
KKR & Co., Inc.	1,524	254,615
		543,481

Real Estate - 0.1%
CBRE Group, Inc. - Class A (b)	680	98,423
CoStar Group, Inc. (b)	925	70,855
		169,278

Retail - 4.8%
AutoZone, Inc. (b)	39	130,658
Best Buy Co., Inc.	443	38,036
CarMax, Inc. (b)	351	30,060
Chipotle Mexican Grill, Inc. (b)	3,076	179,485
Costco Wholesale Corp.	1,002	981,840
Darden Restaurants, Inc.	267	52,129
Dollar General Corp.	497	35,317
Dollar Tree, Inc. (b)	458	33,594
Domino's Pizza, Inc.	80	35,930
Genuine Parts Co.	314	36,502
Home Depot, Inc.	2,242	923,659
Lowe's Cos., Inc.	1,282	333,371
Lululemon Athletica, Inc. (a)(b)	257	106,449
McDonald's Corp.	1,619	467,405
O'Reilly Automotive, Inc. (b)	131	169,569
Ross Stores, Inc.	749	112,769
Starbucks Corp.	2,560	275,661
Target Corp.	1,041	143,564
TJX Cos., Inc.	2,547	317,840
Tractor Supply Co. (a)	1,206	65,558
Ulta Beauty, Inc. (b)	106	43,688
Walgreens Boots Alliance, Inc. (a)	1,620	16,654
Walmart, Inc.	9,797	961,674
Yum! Brands, Inc.	632	82,476
		5,573,888

Semiconductors - 10.4%
Advanced Micro Devices, Inc. (b)	3,664	424,841
Analog Devices, Inc.	1,121	237,529
Applied Materials, Inc.	1,861	335,631
Broadcom, Inc.	10,542	2,332,628
Intel Corp. (a)	9,734	189,132
KLA Corp.	302	222,948
Lam Research Corp.	2,905	235,450
Microchip Technology, Inc.	1,212	65,812
Micron Technology, Inc. (a)	2,502	228,282
Monolithic Power Systems, Inc.	110	70,111
NVIDIA Corp.	55,360	6,647,075
NXP Semiconductors NV	574	119,708
ON Semiconductor Corp. (b)	962	50,351
QUALCOMM, Inc.	2,508	433,708
Skyworks Solutions, Inc.	362	32,131
Teradyne, Inc.	369	42,727
Texas Instruments, Inc.	2,059	380,112
		12,048,176

Shipbuilding - 0.0%(c)
Huntington Ingalls Industries, Inc.	91	17,951

Software - 10.3%
Adobe, Inc. (b)	995	435,263
Akamai Technologies, Inc. (a)(b)	340	33,966
ANSYS, Inc. (b)	198	69,399
Autodesk, Inc. (b)	486	151,311
Broadridge Financial Solutions, Inc.	266	63,366
Cadence Design Systems, Inc. (b)	621	184,822
Dayforce, Inc. (a)(b)	357	25,254
Electronic Arts, Inc.	540	66,371
Fair Isaac Corp. (b)	56	104,919
Fidelity National Information Services, Inc.	1,216	99,067
Fiserv, Inc. (b)	1,285	277,611
Intuit, Inc.	635	381,959
Jack Henry & Associates, Inc.	166	28,899
Microsoft Corp.	16,780	6,964,707
MSCI, Inc.	179	106,822
Oracle Corp.	3,628	616,978
Palantir Technologies, Inc. - Class A (b)	4,626	381,599
Paychex, Inc. (a)	724	106,913
Paycom Software, Inc.	110	22,832
PTC, Inc. (b)	273	52,820
Roper Technologies, Inc.	243	139,883
Salesforce, Inc.	2,158	737,389
ServiceNow, Inc. (b)	465	473,547
Synopsys, Inc. (b)	348	182,867
Take-Two Interactive Software, Inc. (b)	369	68,453
Tyler Technologies, Inc. (b)	97	58,359
Workday, Inc. - Class A (b)	482	126,313
		11,961,689

Telecommunications - 1.8%
Arista Networks, Inc. (b)	2,332	268,716
AT&T, Inc.	16,192	384,236
Cisco Systems, Inc.	8,997	545,218
Corning, Inc.	1,741	90,671
Juniper Networks, Inc.	747	26,041
Motorola Solutions, Inc.	377	176,907
T-Mobile US, Inc.	1,102	256,733
Verizon Communications, Inc.	9,501	374,245
		2,122,767

Toys/Games/Hobbies - 0.0%(c)
Hasbro, Inc.	296	17,121

Transportation - 1.0%
CH Robinson Worldwide, Inc.	269	26,763
CSX Corp.	4,352	143,050
Expeditors International of Washington, Inc.	316	35,891
FedEx Corp.	508	134,554
JB Hunt Transport Services, Inc.	182	31,162
Norfolk Southern Corp.	511	130,459
Old Dominion Freight Line, Inc.	425	78,884
Union Pacific Corp.	1,370	339,472
United Parcel Service, Inc. - Class B	1,652	188,708
		1,108,943

Water - 0.0%(c)
American Water Works Co., Inc.	442	55,091
TOTAL COMMON STOCKS (Cost $113,335,188)		113,308,670

REAL ESTATE INVESTMENT TRUSTS - 1.9%	Shares	Value
Home Builders - 0.0%(c)
Millrose Properties, Inc. – Class A (b)(d)	290	3,207

REITS - 1.9%
Alexandria Real Estate Equities, Inc. (a)	352	34,267
American Tower Corp.	1,056	195,307
AvalonBay Communities, Inc.	321	71,105
BXP, Inc. (a)	329	24,063
Camden Property Trust	242	27,518
Crown Castle, Inc.	982	87,673
Digital Realty Trust, Inc.	705	115,521
Equinix, Inc.	219	200,091
Equity Residential	771	54,456
Essex Property Trust, Inc.	146	41,547
Extra Space Storage, Inc.	479	73,766
Federal Realty Investment Trust	174	18,902
Healthpeak Properties, Inc.	1,578	32,601
Host Hotels & Resorts, Inc.	1,577	26,352
Invitation Homes, Inc.	1,287	40,090
Iron Mountain, Inc.	663	67,341
Kimco Realty Corp.	1,522	34,169
Mid-America Apartment Communities, Inc. (a)	266	40,586
Prologis, Inc.	2,091	249,352
Public Storage (a)	357	106,557
Realty Income Corp. (a)	1,976	107,969
Regency Centers Corp.	369	26,509
SBA Communications Corp.	244	48,205
Simon Property Group, Inc.	693	120,485
UDR, Inc.	678	28,300
Ventas, Inc.	947	57,218
VICI Properties, Inc.	2,380	70,853
Welltower, Inc.	1,336	182,337
Weyerhaeuser Co.	1,641	50,247
		2,233,387
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $2,382,839)		2,236,594

SHORT-TERM INVESTMENTS - 3.5%		Value
Investments Purchased with Proceeds from Securities Lending - 3.1%	Units
Mount Vernon Liquid Assets Portfolio, LLC, 4.49% (e)	3,573,773	3,573,773

U.S. Treasury Bills - 0.4%	Par
4.20%, 02/27/2025 (f)	506,000	504,573
TOTAL SHORT-TERM INVESTMENTS (Cost $4,078,242)		4,078,346

TOTAL INVESTMENTS - 103.0% (Cost $119,796,269)		119,623,610
Money Market Deposit Account - 0.0% (g)		30,751
Liabilities in Excess of Other Assets - (3.0)%		(3,517,375)
TOTAL NET ASSETS - 100.0%		$116,136,986
two		–%
Percentages are stated as a percent of net assets.		–%

PLC - Public Limited Company
REIT - Real Estate Investment Trust

(a)	All or a portion of this security is on loan as of January 31, 2025. The total market value of these securities was $3,464,356 which represented 3.0% of net assets.
(b)	Non-income producing security.
(c)	Represents less than 0.05% of net assets.
(d)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $3,207 or 0.0% of net assets as of January 31, 2025.

(e)	The rate shown represents the 7-day annualized effective yield as of January 31, 2025.
(f)	The rate shown is the annualized effective yield as of January 31, 2025.
(g)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of January 31, 2025 was 4.20%.

Summary of Fair Value Disclosure as of January 31, 2025 (Unaudited)

Innovator Gradient Tactical Rotation Strategy ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of January 31, 2025:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$113,308,670	$–	$–	$113,308,670
Real Estate Investment Trusts	2,233,387	–	3,207	2,236,594
Investments Purchased with Proceeds from Securities Lending(a)	–	–	–	3,573,773
U.S. Treasury Bills	–	504,573	–	504,573
Total Investments	$115,542,057	$504,573	$3,207	$119,623,610

Refer to the Schedule of Investments for further disaggregation of investment categories.

Changes in valuation techniques may result in transfers into or out of assigned levels within the fair value hierarchy. There were transfers into or out of Level 3 during the reporting period as compared to the security classifications from the prior year’s annual report.

(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount of $3,573,773 presented in the table are intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of January 31, 2025
(% of Net Assets)

Common Stocks	$113,308,670	97.6%
Real Estate Investment Trusts	2,236,594	1.9
Investments Purchased with Proceeds from Securities Lending	3,573,773	3.1
U.S. Treasury Bills	504,573	0.4
Money Market Deposit Account	30,751	0.0
Liabilities in Excess of Other Assets	(3,517,375)	(3.0)
	$116,136,986	100.0%

IGTR(a)	Balance as of 10/31/2024	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 1/31/2025
Real Estate Investment Trusts	$-	-	$(726)	-	-	$-	$-	$3,207

The following is a summary of quantitative information about Level 3 Fair Value Measurements:
IGTR	Fair Value as of 1/31/2025	Valuation Techniques	Unobservable Input	Impact to Valuation From an Increase to Input
Real Estate Investment Trusts	$3,207	Spin-off price	Security not yet traded on exchange	11.06 USD
(a) Table presents information for one security: Millrose Properties, Inc., which has been valued at 11.06 USD throughout the period.